UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2015

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total net of fee return of the LSV Small Cap Value Fund and the benchmark Russell 2000 Value Index for trailing periods ended April 30, 2015, were as follows:

	6 Months Ended 4/30/15	1 Year Ended 4/30/15	Since Inception*
LSV Small Cap Value Fund, Institutional Class	3.65%	8.73%	19.68%
Benchmark:
Russell 2000 Value Index	2.05	4.89	13.09
Broad Market:
Russell 2000 Index	4.64	9.7	15.94

*Inception date is 2/28/13

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. equity markets continued to generate decent returns in the trailing 6-month period. Small cap growth stocks fared better as the Russell 2000 Growth Index was up 7.3% and the Russell 2000 Value Index (benchmark) was up 2.1%. For the trailing 1-year period, the spread is significant as the Russell 2000 Growth Index is up 14.7% while the Russell 2000 Value Index is up only 4.9%.

Not surprisingly, LSV’s deep value exposure relative to the benchmark detracted from results during the period as did the Fund’s smaller capitalization bias. However, stock selection was quite strong which drove the relative outperformance vs. the Russell 2000 Value benchmark. Fund holdings performed particularly well on a relative basis in the Financials sector as well as the Consumer Discretionary and Consumer Staples sectors. Overall sector allocations detracted modestly.

The Fund’s valuations moved higher during the trailing 6-month period but still trade at a significant discount to the value benchmark. The portfolio is trading at 13.2x forward earnings compared to 19.6x for the value benchmark, 1.4x book value compared to 1.5x for the benchmark and 7.4x cash flow compared to 12.2x for the Russell 2000 Value Index. The portfolio is also yielding 2.3%.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, the Fund’s biggest overweights are to the Technology and Industrials sectors while the largest underweights are to the Utilities, Financials and Health Care sectors. At the industry level, the portfolio was overweight Insurance and Auto Components while underweight REITs, Gas Utilities and Media.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

Russell 2000 Index is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2015	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund	Shares	Value (000)

Common Stock (97.6%)
Aerospace & Defense (0.8%)
AAR	16,900	$511
Orbital ATK	2,100	154

		665

Agricultural Products (0.5%)
Fresh Del Monte Produce	10,400	384

Air Freight & Logistics (1.2%)
Air Transport Services Group*	28,800	268
Atlas Air Worldwide Holdings*	9,800	478
Park-Ohio Holdings	6,600	306

		1,052

Aircraft (1.7%)
Alaska Air Group	5,200	333
Hawaiian Holdings*	22,400	517
Republic Airways Holdings*	42,300	518
SkyWest	7,300	100

		1,468

Alternative Carriers (1.5%)
Inteliquent	32,900	625
Iridium Communications*	37,200	378
Premiere Global Services*	30,700	314

		1,317

Apparel Retail (2.0%)
Express*	21,100	344
Finish Line, Cl A	17,700	434
Shoe Carnival	5,200	136
Stage Stores	25,000	483
Stein Mart	25,900	306

		1,703

Application Software (1.1%)
ePlus*	3,500	290
Mentor Graphics	26,400	632

		922

	Shares	Value (000)

Asset Management & Custody Banks (1.6%)
Ashford*	340	$34
BlackRock Kelso Capital	33,200	303
Calamos Asset Management, Cl A	10,300	127
Hercules Technology Growth Capital	21,000	292
Janus Capital Group	28,300	507
Medallion Financial	8,610	91

		1,354

Automotive (3.3%)
American Axle & Manufacturing Holdings*	31,900	795
Cooper Tire & Rubber	12,000	510
Cooper-Standard Holding*	5,000	305
Federal-Mogul Holdings*	20,700	267
Standard Motor Products	6,100	231
Stoneridge*	25,761	310
Tower International*	17,700	458

		2,876

Banks (15.0%)
1st Source	5,000	156
Arrow Financial	10,900	284
Banco Latinoamericano de Comercio Exterior, Cl E	28,400	902
Bar Harbor Bankshares	7,261	256
BBCN Bancorp	37,100	526
Berkshire Hills Bancorp	21,349	598
Camden National	5,200	199
Central Pacific Financial	18,900	433
Chemical Financial	5,540	171
Citizens & Northern	700	14
Community Trust Bancorp	5,300	170
Enterprise Financial Services	400	8
Federal Agricultural Mortgage, Cl C	3,400	107
Fidelity Southern	41,900	704
Financial Institutions	11,500	271
First Busey	42,200	263
First Commonwealth Financial	34,200	309
First Defiance Financial	4,100	144
First Interstate Bancsystem, Cl A	9,500	257
First Merchants	11,400	257
Flushing Financial	8,000	153
Fulton Financial	41,100	500
Great Southern Bancorp	11,400	449
Home Loan Servicing Solutions	34,800	24
HomeStreet*	12,437	257
Horizon Bancorp	15,000	350
Independent Bank	18,300	242
International Bancshares	11,200	291
Lakeland Bancorp	31,100	353
MainSource Financial Group	4,990	96
MidSouth Bancorp	16,700	217
OFG Bancorp	48,600	685
Old National Bancorp	19,600	268

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Banks (continued)
Peoples Bancorp	6,170	$143
Popular*	4,900	159
Provident Financial Holdings	5,600	93
Republic Bancorp, Cl A	5,330	127
S&T Bancorp	8,700	234
Susquehanna Bancshares	19,000	255
Tompkins Financial	7,400	386
Towne Bank	18,200	301
Univest Corp of Pennsylvania	18,400	359
Washington Federal	21,400	462
Webster Financial	6,000	215
WesBanco	7,400	233

		12,881

Biotechnology (0.3%)
Myriad Genetics*	3,400	112
PDL BioPharma	19,200	128

		240

Broadcasting, Newspapers & Advertising (0.0%)
EW Scripps, Cl A	1,242	29

Building & Construction (0.5%)
Ryland Group	10,200	420

Chemicals (0.9%)
Chase	5,762	206
FutureFuel	3,000	33
Olin	13,600	401
OMNOVA Solutions*	13,000	104

		744

Commercial Printing (0.8%)
Courier	240	6
Deluxe	4,700	304
Ennis	15,300	235
RR Donnelley & Sons	8,700	162

		707

Commercial Services (2.3%)
Convergys	28,000	635
CSG Systems International	7,290	212
Global Cash Access Holdings*	28,300	210
Higher One Holdings*	70,469	198
NeuStar, Cl A*	13,700	411
Sykes Enterprises*	13,500	338

		2,004

Commodity Chemicals (0.5%)
Cabot	10,900	466

Computer & Electronics Retail (0.4%)
Rent-A-Center, Cl A	10,500	311

Computers & Services (1.1%)
DHI Group*	56,900	432
QLogic*	30,500	448
TeleCommunication Systems, Cl A*	27,100	85

		965

	Shares	Value (000)

Construction & Engineering (1.2%)
Aegion, Cl A*	30,600	$563
MYR Group*	7,300	214
Tutor Perini*	11,500	244

		1,021

Consumer Products (1.4%)
Arctic Cat	13,100	465
Johnson Outdoors, Cl A	8,692	274
Smith & Wesson Holding*	17,500	260
Vista Outdoor*	4,200	184

		1,183

Distributors (0.6%)
VOXX International, Cl A*	55,400	528

Diversified Capital Markets (0.0%)
JMP Group	670	5

Diversified REIT’s (1.0%)
Gladstone Commercial	8,100	144
Lexington Realty Trust, Cl REIT	18,200	169
One Liberty Properties	8,800	198
RAIT Financial Trust	1,966	13
Select Income REIT	16,400	380

		904

Electrical Components & Equipment (0.1%)
SL Industries*	1,442	60

Electrical Services (3.6%)
Avista	21,400	698
Empire District Electric	16,900	398
Portland General Electric	19,100	672
UIL Holdings	16,500	823
Unitil	14,800	506

		3,097

Financial Services (1.2%)
Nelnet, Cl A	7,800	349
Oppenheimer Holdings, Cl A	7,900	189
World Acceptance*	6,100	516

		1,054

Food Distributors (0.7%)
SpartanNash	21,200	640

Food, Beverage & Tobacco (1.9%)
Cal-Maine Foods	11,000	492
John B Sanfilippo & Son	3,500	182
Omega Protein*	17,500	224
Sanderson Farms	3,700	278
Seneca Foods, Cl A*	2,100	61
Supervalu*	34,600	304
Universal	1,900	89

		1,630

General Merchandise Stores (0.3%)
Big Lots	4,700	214
Gordmans Stores*	11,000	80

		294

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Health Care Distributors (0.3%)
PharMerica*	8,100	$232

Health Care Equipment (0.5%)
Exactech*	6,300	138
Hill-Rom Holdings	5,400	270
PhotoMedex*	8,500	17
Symmetry Surgical*	5,575	43

		468

Health Care Facilities (1.3%)
National Healthcare	2,800	177
Select Medical Holdings	67,100	977

		1,154

Health Care Services (1.0%)
Bio-Reference Laboratories*	12,900	427
Chemed	3,400	392

		819

Homefurnishing Retail (0.3%)
Haverty Furniture	11,500	247

Hotels & Lodging (0.3%)
Marcus	15,300	296

Household Products, Furniture & Fixtures (0.4%)
Flexsteel Industries	9,300	335

Industrials (0.4%)
Brink’s	13,900	368

Insurance (4.9%)
American Equity Investment Life Holding	8,000	215
American Financial Group	3,700	234
AmTrust Financial Services	6,500	386
Aspen Insurance Holdings	6,700	313
CNO Financial Group	17,200	292
FBL Financial Group, Cl A	8,300	484
HCI Group	9,000	392
Horace Mann Educators	5,200	177
Stancorp Financial Group	4,200	303
Symetra Financial	18,700	444
Triple-S Management, Cl B*	12,543	235
United Fire Group	9,800	293
Universal Insurance Holdings	17,600	423

		4,191

Internet Retail (0.3%)
PetMed Express	15,900	252

Leasing & Renting (2.2%)
Aircastle	34,100	818
H&E Equipment Services	12,600	311
Houston Wire & Cable	14,200	134
Ryder System	2,600	248
TAL International Group	7,600	293
Textainer Group Holdings	3,300	100

		1,904

	Shares	Value (000)

Leisure Facilities (0.1%)
RCI Hospitality Holdings*	10,300	$117

Machinery (3.7%)
American Railcar Industries	2,700	143
Briggs & Stratton	13,100	256
Columbus McKinnon	10,900	276
Hurco	3,700	120
Hyster-Yale Materials Handling	5,900	433
Kadant	5,800	295
LB Foster, Cl A	7,700	329
Meritor*	43,200	567
NACCO Industries, Cl A	746	37
Oshkosh	3,800	205
Wabash National*	40,500	568

		3,229

Marine (0.1%)
Safe Bulkers	19,300	69

Mortgage REIT’s (3.3%)
Anworth Mortgage Asset	93,200	474
Capstead Mortgage	31,900	372
Dynex Capital	32,500	260
Hatteras Financial	8,100	146
MFA Financial, Cl REIT	45,600	354
Mortgage Investment Trust	16,400	315
New York Mortgage Trust	45,800	358
PennyMac Mortgage Investment Trust	7,500	157
Two Harbors Investment	950	10
Western Asset Mortgage Capital	26,100	381

		2,827

Office Equipment (1.3%)
ACCO Brands*	87,200	686
Herman Miller	13,400	367
Steelcase, Cl A	3,980	70

		1,123

Office REIT’s (1.8%)
Brandywine Realty Trust	24,300	354
DuPont Fabros Technology	23,000	716
Franklin Street Properties	41,700	493

		1,563

Oil & Gas Equipment & Services (1.2%)
Dawson Geophysical*	2,932	17
Hornbeck Offshore Services*	8,600	197
Newpark Resources*	36,400	373
Superior Energy Services	16,400	418

		1,005

Oil & Gas Storage & Transportation (0.0%)
StealthGas*	6,100	40

Paper & Paper Products (1.6%)
Domtar	15,800	683
Neenah Paper	6,200	375

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Paper & Paper Products (continued)
PH Glatfelter	11,600	$288

		1,346

Personal Products (0.1%)
Nutraceutical International*	5,400	105

Petroleum & Fuel Products (3.6%)
Alon USA Energy	19,900	320
Delek US Holdings	8,200	303
Energy XXI Bermuda	10,500	46
Green Plains	20,600	641
Hercules Offshore*	53,600	43
Northern Oil and Gas*	38,600	341
Ocean Rig UDW	44,700	336
Parker Drilling*	55,200	207
PetroQuest Energy*	42,200	113
REX American Resources*	4,500	285
Unit*	8,000	279
VAALCO Energy*	50,400	124
Warren Resources*	89,900	97

		3,135

Pharmaceuticals (0.4%)
Lannett*	4,900	282
POZEN*	3,900	30
Sciclone Pharmaceuticals*	7,700	63

		375

Printing & Publishing (0.6%)
CSS Industries	5,260	149
Journal Media Group*	468	4
Lexmark International, Cl A	5,400	240
McClatchy, Cl A*	43,800	61

		454

Real Estate Investment Trusts (REITs) (1.1%)
Summit Hotel Properties	71,600	943

Reinsurance (3.0%)
Endurance Specialty Holdings	15,000	906
Maiden Holdings	56,400	820
Montpelier Re Holdings	9,800	373
RenaissanceRe Holdings	1,873	192
Validus Holdings	7,900	330

		2,621

Research & Consulting Services (0.1%)
Navigant Consulting*	6,000	87

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	14,200	157

Retail (2.0%)
Big 5 Sporting Goods	34,200	467
Dillard’s, Cl A	2,000	263
Ingles Markets, Cl A	7,492	313
Outerwall	8,400	558
Roundy’s*	17,000	86

		1,687

	Shares	Value (000)

Retail REIT’s (1.8%)
Agree Realty	3,400	$104
CBL & Associates Properties	18,600	335
Cedar Realty Trust	88,528	619
Inland Real Estate	10,200	105
Pennsylvania Real Estate Investment Trust	15,600	353

		1,516

Semi-Conductors/Instruments (4.4%)
Amkor Technology*	99,000	696
Benchmark Electronics*	16,700	393
Daktronics	17,900	192
Fabrinet*	23,000	417
Integrated Silicon Solution	12,200	226
IXYS	36,000	407
Key Tronic*	4,700	56
Kulicke & Soffa Industries*	31,300	473
OmniVision Technologies*	3,700	103
Photronics*	12,370	108
Sanmina*	24,400	496
Vishay Precision Group*	16,800	240

		3,807

Specialized Consumer Services (0.5%)
Steiner Leisure*	7,994	386

Specialized REIT’s (3.2%)
Ashford Hospitality Prime	1,520	24
Ashford Hospitality Trust	38,300	347
Chatham Lodging Trust	25,700	710
CorEnergy Infrastructure Trust	75,500	513
Hersha Hospitality Trust, Cl A	67,000	431
Hospitality Properties Trust	6,919	208
Sunstone Hotel Investors	32,797	511

		2,744

Steel & Steel Works (0.6%)
Ampco-Pittsburgh	1,380	22
Commercial Metals	18,000	299
Handy & Harman*	6,900	244

		565

Technology Distributors (1.3%)
Ingram Micro, Cl A*	2,210	56
Insight Enterprises*	18,100	518
SYNNEX	2,300	176
Tech Data*	5,900	332

		1,082

Telephones & Telecommunications (1.1%)
Black Box	8,200	163
NETGEAR*	20,600	624
Tessco Technologies	5,700	144

		931

Textiles (0.4%)
Unifi*	9,196	324

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares/ Face Amount	Value (000)

Trucking (0.5%)
ArcBest	10,800	$386

Wireless Telecommunication Services (0.2%)
NTELOS Holdings	3,900	23
Spok Holdings	7,850	148

		171

Total Common Stock
(Cost $78,682)		83,985

Repurchase Agreement (2.4%)
Morgan Stanley 0.090%, dated 04/30/15, to be repurchased on 05/01/15, repurchase price $2,096 (collateralized by a US Treasury Note, par value $2,078, 2.125%, 08/15/21; with a total market value of $2,138)	$2,096	2,096

Total Repurchase Agreement
(Cost $2,096)		2,096

Total Investments — 100.0%
(Cost $80,778)		$86,081

Percentages are based on Net Assets of $86,060 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of April 30, 2015, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$83,985	$—	$—	$83,985
Repurchase Agreement	—	2,096	—	2,096
Total Investments in Securities	$83,985	$2,096	$—	$86,081

For the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six months ended April 30, 2015, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2015	(Unaudited)

	LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $80,778)	$86,081
Receivable for Capital Shares Sold	661
Dividend and Interest Receivable	63
Prepaid Expenses	23
Total Assets	86,828
Liabilities:
Payable for Investment Securities Purchased	696
Payable due to Investment Adviser	44
Payable for Capital Shares Redeemed	16
Payable due to Administrator	5
Payable due to Trustees	—
Payable due to Distributor	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	7
Total Liabilities	768
Net Assets	$86,060

Net Assets Consist of:
Paid-in Capital	$79,192
Undistributed Net Investment Income	325
Accumulated Net Realized Gain on Investments	1,240
Net Unrealized Appreciation on Investments	5,303
Net Assets	$86,060

Net Asset Value, Offering and Redemption Price Per Share —
Institutional Shares ($85,782 ÷ 6,441,538 shares)(1)	$13.32

Net Asset Value, Offering and Redemption Price Per Share —
Investor Shares ($278 ÷ 20,922 shares)(1)	$13.30	*

(1)	Shares have not been rounded.

*	Net Assets divided by shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2015	(Unaudited)

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$946
Foreign Taxes Withheld	(1)
Total Investment Income	945
Expenses:
Investment Advisory Fees	259
Administration Fees	26
Trustees’ Fees	1
Chief Compliance Officer Fees	—
Distribution Fees — Investor Class	—
Transfer Agent Fees	27
Registration and Filing Fees	11
Custodian Fees	5
Professional Fees	5
Printing Fees	4
Insurance and Other Fees	2
Total Expenses	340
Less: Waiver of Investment Advisory Fees	(25)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	315
Net Investment Income	630
Net Realized Gain on Investments	1,242
Net Change in Unrealized Appreciation (Depreciation) on Investments	686
Net Realized and Unrealized Gain on Investments	1,928
Net Increase in Net Assets Resulting from Operations	$2,558

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the year ended October 31, 2014

	LSV Small Cap Value Fund
	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Operations:
Net Investment Income	$630	$468
Net Realized Gain on Investments	1,242	2,526
Net Change in Unrealized Appreciation (Depreciation) on Investments	686	1,888
Net Increase in Net Assets Resulting from Operations	2,558	4,882
Dividends and Distributions From:
Net Investment Income:
Institutional Class	(660)	(392)
Investor Class	(2)	—
Net Realized Gain:
Institutional Class	(2,438)	(1,004)
Investor Class	(7)	—
Total Dividends and Distributions	(3,107)	(1,396)
Capital Share Transactions:
Institutional Class:
Issued	28,383	34,363
Reinvestment of Dividends and Distributions	3,094	1,396
Redeemed	(3,930)	(5,355)
Net Increase from Institutional Class Capital Share Transactions	27,547	30,404
Investor Class:
Issued	111	159
Reinvestment of Dividends and Distributions	8	—
Net Increase from Investor Class Capital Share Transactions	119	159
Net Increase in Net Assets Derived from Capital Share Transactions	27,666	30,563
Total Increase in Net Assets	27,117	34,049
Net Assets:
Beginning of Period	58,943	24,894
End of Year/Period (including undistributed net investment income of $325 and $357, respectively)	$86,060	$58,943

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2015 (Unaudited) And for the year ended October 31, 2014

	LSV Small Cap Value Fund
	11/1/2014 to 4/30/2015	11/1/2013 to 10/31/2014
Share Transactions:
Institutional Class:
Issued	2,146	2,630
Reinvestment of Dividends and Distributions	234	114
Redeemed	(295)	(412)
Total Investor Class Share Transactions	2,085	2,332
Share Transactions:
Investor Class:
Issued	8	12
Reinvestment of Dividends and Distributions	1	—
Redeemed	—	—
Total Institutional Class Share Transactions	9	12
Net Increase in Shares Outstanding	2,094	2,344

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the six months ended April 30, 2015 (Unaudited) and for the years/period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class
2015*	$13.49	$0.11	$0.37	$0.48	$(0.12)	$(0.53)	$(0.65)	$13.32	3.65%	$85,782	0.85%	0.92%	1.71%	8%
2014	12.30	0.17	1.69	1.86	(0.18)	(0.49)	(0.67)	13.49	15.77	58,782	0.85	1.09	1.35	27
2013**	10.00	0.11	2.19	2.30	—	—	—	12.30	23.00	24,894	0.85	1.39	1.50	31
Investor Class
2015*	$13.48	$0.10	$0.36	$0.46	$(0.11)	$(0.53)	$(0.64)	$13.30	3.49%	$278	1.10%	1.17%	1.47%	8%
2014***	13.42	0.06	—	0.06	—	—	—	13.48	0.45	161	1.10	1.39	1.17	27

*	For the first six months ended April 30, 2015. All ratios for the period have been annualized.

**	Commenced operations on February 28, 2013. All ratios for the period have been annualized.

***	Commenced operations on June 10, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2015	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 54 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Small Cap Value Fund Investor Class commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2015, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest

Notes to Financial Statements April 30, 2015	(Unaudited)

rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2015, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2015, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements April 30, 2015	(Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”) and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2015, the Fund paid $26,047 for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25 % annually of the average daily net assets. For the six months ended April 30, 2015 the Fund incurred $266 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2015, the Fund earned $3 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended April 30, 2015, were as follows (000):

Purchases	$30,233
Sales	$5,491

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended October 31, 2014 was as follows (000):

Ordinary Income
2014	$1,396

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,045
Undistributed Long-Term Capital Gain	767
Unrealized Appreciation	4,605

Total Distributable Earnings	$7,417

Notes to Financial Statements April 30, 2015	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2015, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$80,778	$9,532	$(4,229)	$5,303

8.	Other:

At April 30, 2015, 83% of total shares outstanding for the Institutional Class were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2015, 94% of total shares outstanding for the Investor Class were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No.2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (NAV) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Annualized Expense Ratios	Expenses Paid During Period*
LSV Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,036.50	0.85%	$4.29
Investor Shares	1,000.00	1,034.90	1.10	5.55

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26
Investor Shares	1,000.00	1,019.34	1.10	5.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the half year period).

Board Considerations in Re-Approving Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 10, 2015 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance systems; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment approach for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Considerations in Re-Approving Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Agreement was last renewed, as well as information regarding the Fund’s performance over other time periods including since its inception. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to institutional and other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates. The Trustees noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board was unable to conclude that economies of scale, if any, were not appropriately shared with the Fund.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-006-0300

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President
Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015